CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 74,135	$ 57,730
Restricted cash	2,824	2,824
Accounts receivable, net	5,183	7,904
Inventories	10,926	11,665
Prepaid expenses	980	713
Due from related parties	18,792	10,597
Other current assets	8,676	11,640
Total current assets	121,516	103,073
Fixed assets, net	3,559,535	3,624,338
Deferred charges, net	47,236	55,275
Other non-current assets	70,345	68,506
Total non-current assets	3,677,116	3,748,119
Total assets	3,798,632	3,851,192
CURRENT LIABILITIES
Accounts payable	11,195	12,510
Accrued liabilities	19,281	24,705
Current portion of long-term debt	230,249	178,116
Current portion of vendor financing	35,673	46,530
Unearned revenue	14,552	13,719
Other current liabilities	22,346	52,502
Total current liabilities	333,296	328,082
LONG-TERM LIABILITIES
Long-term debt, net of current portion	2,644,138	2,773,004
Vendor financing, net of current portion		17,837
Unearned revenue, net of current portion	27,435	30,412
Other long-term liabilities	13,720	13,708
Total long-term liabilities	2,685,293	2,834,961
Total liabilities	$ 3,018,589	$ 3,163,043
Commitments and Contingencies
STOCKHOLDERS' EQUITY
Preferred stock (par value $0.01, 100,000,000 preferred shares authorized and not issued as of June 30, 2015 and December 31, 2014)
Common stock (par value $0.01, 750,000,000 common shares authorized as of June 30, 2015 and December 31, 2014. 109,778,188 and 109,669,429 issued and outstanding as of June 30, 2015 and December 31, 2014, respectively)	$ 1,098	$ 1,097
Additional paid-in capital	546,734	546,735
Accumulated other comprehensive loss	(116,262)	(139,742)
Retained earnings	348,473	280,059
Total stockholders' equity	780,043	688,149
Total liabilities and stockholders' equity	$ 3,798,632	$ 3,851,192